Share-based Payments - Summary of Share-based Payment Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments - equity and cash-settled (note 25)	£ 117	£ 84	£ 60
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments - equity and cash-settled (note 25)	3	6	3
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments - equity and cash-settled (note 25)	9	7	7
Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments - equity and cash-settled (note 25)	12	13	10
LTIP, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments - equity and cash-settled (note 25)	56	25	1
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments - equity and cash-settled (note 25)	42	40	44
Other schemes, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments - equity and cash-settled (note 25)	7	6	5
Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments - equity and cash-settled (note 25)	£ 105	£ 71	£ 50